IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,588	$ 3,721
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,393
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	936
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	569
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	462
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	228
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,066	414
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	111
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	936
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	19
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	193	176
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	155
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	38
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	341	221
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	275
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	57
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	250	320
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	192
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	57
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	220	185
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	162
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	57
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	597	483
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	596
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	847	735
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	757
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	72
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	18
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,074	$ 1,187
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	145
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	497
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 432